ACCOUNTS RECEIVABLE, NET - Classification of Accounts Receivable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
ACCOUNTS RECEIVABLE, NET
Accounts receivable - current portion	¥ 48,458	$ 7,604	¥ 32,790
Accounts receivable - non-current portion	90	$ 14	192
Accounts receivable, net	¥ 48,548		¥ 32,982